Employee Benefits - Information for Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Projected benefit obligation	$ 21,190	$ 19,510
Accumulated benefit obligation	21,134	19,461
Fair value of plan assets	$ 19,388	$ 17,757